Contract assets (Tables)	12 Months Ended
Dec. 31, 2022
Contract assets [abstract]
Schedule of summary of contract assets

	12.31.2022	12.31.2021
Power distribution service concession (10.1)	2,332,171	1,798,195
Piped gas distribution service concession (10.2)	30,032	29,815
Power transmission concession (10.3)	5,310,476	5,060,038
	7,672,679	6,888,048
Current	220,660	148,488
Noncurrent	7,452,019	6,739,560

Schedule of power distribution service concession contract

	Assets	Special liabilities	Total
Balance as of January 1, 2021	1,144,780	(29,819)	1,114,961
Acquisitions	1,798,266	-	1,798,266
Customers contributions	-	(160,826)	(160,826)
Transfers to intangible assets (Note 17.1)	(943,905)	122,346	(821,559)
Transfers to accounts receivable - concessions (Note 9.1)	(140,120)	14,628	(125,492)
Loss on disposal	(7,155)	-	(7,155)
Balance as of December 31, 2021	1,851,866	(53,671)	1,798,195
Acquisitions	2,092,117	-	2,092,117
Customers contributions	-	(243,916)	(243,916)
Transfers to intangible assets (Note 17.1)	(1,332,118)	194,794	(1,137,324)
Transfers to accounts receivable - concessions (Note 9.1)	(197,912)	29,840	(168,072)
Loss on disposal	(8,829)	-	(8,829)
Balance as of December 31, 2022	2,405,124	(72,953)	2,332,171

Schedule of piped gas distribution service concession contract

Balance as of January 1, 2021	27,254
Acquisitions	14,269
Transfers to intangible assets (Note 17.3)	(3,398)
Transfers to accounts receivable - concessions (Note 9.2)	(8,310)
Balance as of December 31, 2021	29,815
Acquisitions	13,955
Transfers to intangible assets (Note 17.3)	(13,738)
Balance as of December 31, 2022	30,032

Schedule of transmission service concession contract

	Concession assets	RBSE assets	Total
Balance as of January 1, 2021	3,007,234	1,343,348	4,350,582
Realization of gains/losses in business combinations	722	-	722
Transfers to electricity grid use charges - customers	(315,358)	(250,520)	(565,878)
Transfers to property, plant and equipment	(1,483)	-	(1,483)
Transfers from litigations	3,376	-	3,376
Remuneration	621,366	242,872	864,238
Construction revenue	187,733	-	187,733
Construction income	3,097	-	3,097
Loss from inefficiency(10.3.1)	125,699	91,952	217,651
Balance as of December 31, 2021	3,632,386	1,427,652	5,060,038
Realization of gains/losses in business combinations	721	-	721
Transfers to electricity grid use charges - customers	(389,939)	(213,378)	(603,317)
Transfers to property, plant and equipment	(3,822)	-	(3,822)
Transfers from litigations	(1,558)	-	(1,558)
Remuneration	509,722	201,926	711,648
Construction revenue	89,166	-	89,166
Construction income	1,458	-	1,458
Gain from efficiency(10.3.1)	56,142	-	56,142
Balance as of December 31, 2022	3,894,276	1,416,200	5,310,476

Schedule of assumptions adopted for the calculation of contract assets

.		12.31.2022		12.31.2021
	Concession assets	RBSE assets	Concession assets	RBSE assets
Construction margin	1.65%	N/A	1.65%	N/A
Operating and maintenance margin	1.65%	N/A	1.65%	N/A
Remuneration rate (a)	9.58% p.a.	9.45% p.a.	9.56% p.a.	9.54% p.a.
Contract correction index	IPCA (b)	IPCA	IPCA (b)	IPCA
Annual RAP, according to Ratifying Resolution	523,713	242,836	456,499	192,288
(a)	Average rate of contracts
(b)	Contract 075/2001 - LT 230 kV Bateias - Jaguariaíva, from Copel GET, and contract 002/2005 - LT 525 kV Ivaiporã - Londrina, from Uirapuru, are adjusted by the IGPM.